Preferred Shares (Details) - Schedule of balance of Series Preferred and redeemable noncontrolling interests - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Series A1/C1 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning	$ 80,581	$ 76,684	$ 76,864
Accretion before the extinguishment			961
Conversion from Series A1 to C2 Preferred			(11,417)
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment			7,135
Accretion after the extinguishment			3,141
Accretion		3,897
Accretion from January 1 to July 23	2,257
Conversion as of Merger	(82,838)
Ending at balance		80,581	76,684
Series B1/C2 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning	81,966	73,100	65,881
Accretion before the extinguishment			804
Conversion from Series A1 to C2 Preferred			11,417
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment			(12,146)
Accretion after the extinguishment			7,144
Accretion		8,866
Accretion from January 1 to July 23	5,132
Conversion as of Merger	(87,098)
Ending at balance		81,966	73,100
Series EEL/D1 Preferred [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning	146,583	127,935	153,223
Accretion before the extinguishment			15,439
Conversion from Series A1 to C2 Preferred
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment			(56,127)
Accretion after the extinguishment			15,400
Accretion		18,648
Accretion from January 1 to July 23	10,708
Conversion as of Merger	(157,291)
Ending at balance		146,583	127,935
Redeemable noncontrolling interests [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning	90,820	80,561	79,615
Accretion before the extinguishment			796
Conversion from Series A1 to C2 Preferred
Fair value change of preferred shares and redeemable noncontrolling interests due to the extinguishment			(8,299)
Accretion after the extinguishment			8,449
Accretion		10,259
Accretion from January 1 to July 23	5,841
Conversion as of Merger	(96,661)
Ending at balance		$ 90,820	$ 80,561